T. ROWE PRICE International Bond Fund
March 31, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 0.6%
Government Bonds 0.6%
Republic of Albania, 3.50%, 6/16/27 (EUR) (1) 720,000 756
Republic of Albania, 3.50%, 11/23/31 (EUR) (1) 1,780,000 1,730
Republic of Albania, 5.90%, 6/9/28 (EUR) (1) 2,640,000 2,932
Total Albania (Cost
$5,592
)
5,418
AUSTRALIA 3.7%
Corporate Bonds 1.1%
APA Infrastructure, 2.00%, 3/22/27 (EUR)  410,000 422
APA Infrastructure, 3.50%, 3/22/30 (GBP)  940,000 1,067
AusNet Services Holdings, 1.50%, 2/26/27 (EUR)  415,000 423
Brambles Finance, 4.25%, 3/22/31 (EUR)  1,430,000 1,614
NBN, 4.125%, 3/15/29 (EUR)  1,910,000 2,133
Sydney Airport Finance, 1.75%, 4/26/28 (EUR)  415,000 419
Sydney Airport Finance, 4.375%, 5/3/33 (EUR)  1,355,000 1,532
Transurban Finance, 1.75%, 3/29/28 (EUR)  415,000 420
Transurban Finance, 3.00%, 4/8/30 (EUR)  1,900,000 1,991
10,021
Government Bonds 2.6%
Commonwealth of Australia, Series 140, 4.50%, 4/21/33  23,559,000 15,968
Commonwealth of Australia, Series 150, 3.00%, 3/21/47  4,710,000 2,461
New South Wales Treasury, Series 26, 4.00%, 5/20/26  9,397,400 6,128
24,557
Total Australia (Cost
$38,372
)
34,578
AUSTRIA 0.5%
Corporate Bonds 0.1%
Mondi Finance Europe, 2.375%, 4/1/28  395,000 410
410
Government Bonds 0.4%
Republic of Austria, 0.75%, 3/20/51 (1) 6,290,000 4,007
4,007
Total Austria (Cost
$4,323
)
4,417
BELGIUM 0.1%
Corporate Bonds 0.1%
Anheuser-Busch InBev , 1.15%, 1/22/27  410,000 418

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Anheuser-Busch InBev , 1.65%, 3/28/31  300,000 292
Total Belgium (Cost
$712
)
710
BRAZIL 1.5%
Corporate Bonds 0.3%
Braskem Netherlands Finance, 4.50%, 1/10/28 (USD)  450,000 405
Braskem Netherlands Finance, 4.50%, 1/31/30 (USD)  1,325,000 1,140
MercadoLibre , 3.125%, 1/14/31 (USD)  1,380,000 1,156
2,701
Government Bonds 1.2%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/27  17,395,000 3,455
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/31  16,640,000 3,193
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/35  26,052,000 4,884
11,532
Total Brazil (Cost
$14,320
)
14,233
BULGARIA 1.3%
Government Bonds 1.3%
Republic of Bulgaria, 4.375%, 5/13/31 (EUR)  2,635,000 3,017
Republic of Bulgaria, 4.50%, 1/27/33 (EUR) (2) 3,310,000 3,805
Republic of Bulgaria, 4.50%, 1/27/33 (EUR) (1) 1,420,000 1,632
Republic of Bulgaria, 4.875%, 5/13/36 (EUR)  2,928,000 3,440
Total Bulgaria (Cost
$10,927
)
11,894
CANADA 4.1%
Asset-Backed Securities 0.1%
Cologix Canadian Issuer, Series 2022-1CAN, Class A2, 4.94%,
1/25/52 (1) 1,690,000 1,158
1,158
Corporate Bonds 0.8%
Magna International, 1.50%, 9/25/27 (EUR)  415,000 421
Royal Bank of Canada, 4.125%, 7/5/28 (EUR)  375,000 415
TER Finance Jersey, Series 21, Zero Coupon, 1/2/25 (USD) (1) 2,700,000 2,573
Toronto-Dominion Bank, 2.551%, 8/3/27 (EUR)  400,000 420
Transcanada Trust, Series 17-B, VR, 4.65%, 5/18/77 (3) 4,481,000 3,096
6,925
Government Bonds 3.2%
Government of Canada, Series 0318, 4.00%, 3/1/29  14,092,000 10,619
Government of Canada, Series 0929, 3.25%, 12/1/33  12,860,000 9,323

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government of Canada Real Return Bond, Inflation-Indexed,
Series CPI, 4.00%, 12/1/31  11,315,253 9,763
Province of Ontario, 3.50%, 6/2/43  996,000 652
30,357
Total Canada (Cost
$41,041
)
38,440
CHILE 0.5%
Corporate Bonds 0.4%
Corp Nacional del Cobre de Chile, 6.30%, 9/8/53 (USD) (1) 1,950,000 1,953
Interchile , 4.50%, 6/30/56 (USD)  1,700,000 1,385
3,338
Government Bonds 0.1%
Republic of Chile, 4.125%, 7/5/34 (EUR)  1,100,000 1,191
1,191
Total Chile (Cost
$4,542
)
4,529
CHINA 5.3%
Corporate Bonds 0.2%
State Grid Overseas Investment BVI, 1.375%, 5/2/25 (EUR) (1) 2,000,000 2,098
2,098
Government Bonds 5.1%
China Development Bank, Series 1905, 3.48%, 1/8/29  30,000,000 4,356
People's Republic of China, Series INBK, 2.60%, 9/1/32  110,000,000 15,431
People's Republic of China, Series INBK, 2.69%, 8/15/32  70,000,000 9,884
People's Republic of China, Series INBK, 3.02%, 5/27/31  11,000,000 1,587
People's Republic of China, Series INBK, 3.32%, 4/15/52  17,000,000 2,669
People's Republic of China, Series INBK, 3.53%, 10/18/51  30,000,000 4,867
People's Republic of China, Series 1908, 4.00%, 6/24/69  10,000,000 1,855
People's Republic of China, Series 1915, 3.13%, 11/21/29  50,000,000 7,227
47,876
Total China (Cost
$49,126
)
49,974
COLOMBIA 1.0%
Government Bonds 1.0%
Republic of Colombia, Series B, 6.00%, 4/28/28  9,493,400,000 2,186
Republic of Colombia, Series B, 7.00%, 3/26/31  17,280,000,000 3,853
Republic of Colombia, Series B, 13.25%, 2/9/33  12,127,600,000 3,694
Total Colombia (Cost
$7,904
)
9,733

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
CYPRUS 0.5%
Government Bonds 0.5%
Republic of Cyprus, 0.95%, 1/20/32  3,426,000 3,160
Republic of Cyprus, 1.50%, 4/16/27  425,000 438
Republic of Cyprus, 2.75%, 2/26/34  547,000 568
Republic of Cyprus, 2.75%, 5/3/49 (2) 642,000 592
Total Cyprus (Cost
$5,970
)
4,758
CZECH REPUBLIC 0.6%
Corporate Bonds 0.2%
Ceska sporitelna , VR, 5.737%, 3/8/28 (EUR) (3) 1,700,000 1,898
1,898
Government Bonds 0.4%
Republic of Czech, Series 103, 2.00%, 10/13/33  88,190,000 3,200
Republic of Czech, Series 125, 1.50%, 4/24/40  33,570,000 1,012
4,212
Total Czech Republic (Cost
$6,209
)
6,110
DENMARK 0.8%
Corporate Bonds 0.8%
Carlsberg Breweries, 0.375%, 6/30/27 (EUR)  430,000 422
Carlsberg Breweries, 0.875%, 7/1/29 (EUR)  845,000 806
Danske Bank, VR, 0.75%, 6/9/29 (EUR) (3) 560,000 535
Danske Bank, VR, 1.375%, 2/17/27 (EUR) (3) 500,000 515
Danske Bank, VR, 1.375%, 2/12/30 (EUR) (3) 775,000 813
Danske Bank, VR, 4.50%, 11/9/28 (EUR) (3) 380,000 420
Orsted , 4.875%, 1/12/32 (GBP)  910,000 1,132
TDC Net, 5.056%, 5/31/28 (EUR)  365,000 404
TDC Net, 5.618%, 2/6/30 (EUR)  2,345,000 2,603
Total Denmark (Cost
$7,565
)
7,650
EGYPT 0.4%
Government Bonds 0.4%
Arab Republic of Egypt, Treasury Bills, Series 364D, 24.998%,
6/25/24  38,000,000 759
Arab Republic of Egypt, Treasury Bills, Series 364D, 30.00%,
9/17/24  68,650,000 1,289

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Arab Republic of Egypt, Treasury Bills, Series 364D, 31.25%,
12/10/24  119,400,000 2,129
Total Egypt (Cost
$4,027
)
4,177
ESTONIA 0.6%
Government Bonds 0.6%
Republic of Estonia, 3.25%, 1/17/34  5,150,000 5,505
Total Estonia (Cost
$5,603
)
5,505
FINLAND 0.1%
Corporate Bonds 0.1%
Elisa, 0.25%, 9/15/27  435,000 422
Metso , 0.875%, 5/26/28  440,000 428
Total Finland (Cost
$867
)
850
FRANCE 4.3%
Corporate Bonds 2.0%
Altice France, 5.875%, 2/1/27 (1) 375,000 312
Banijay Entertainment, 7.00%, 5/1/29 (1) 175,000 198
Banque Federative du Credit Mutuel , 1.25%, 5/26/27  500,000 505
Banque Federative du Credit Mutuel , 1.375%, 7/16/28  500,000 497
Banque Federative du Credit Mutuel , 3.125%, 9/14/27  400,000 427
Banque Federative du Credit Mutuel , 5.125%, 1/13/33  900,000 1,032
Banque Stellantis France, 4.00%, 1/21/27  400,000 436
BNP Paribas, VR, 2.125%, 1/23/27 (3) 1,000,000 1,048
BNP Paribas, VR, 3.875%, 1/10/31 (3) 1,000,000 1,103
BPCE, 0.25%, 1/14/31  1,100,000 961
BPCE, 3.50%, 1/25/28  900,000 974
Credit Agricole , 1.00%, 9/16/24  1,400,000 1,490
Credit Agricole , 1.875%, 12/20/26  1,100,000 1,139
Credit Agricole Assurances, VR, 2.625%, 1/29/48 (3) 1,000,000 1,011
Electricite de France, 6.125%, 6/2/34 (GBP)  1,200,000 1,562
EssilorLuxottica , 0.375%, 11/27/27  400,000 392
Holding d'Infrastructures de Transport, 1.475%, 1/18/31  1,300,000 1,216
IPD 3, 8.00%, 6/15/28 (1) 305,000 348
Loxam , 6.375%, 5/15/28  645,000 722
Orange, 3.25%, 1/15/32 (GBP)  1,100,000 1,260
RTE Reseau de Transport d'Electricite SADIR, 0.75%, 1/12/34  1,100,000 933
Veolia Environnement , 1.25%, 4/2/27  1,000,000 1,014
Veolia Environnement , 1.94%, 1/7/30  500,000 498
19,078

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 2.3%
Republic of France, 1.25%, 5/25/36 (1) 10,350,000 9,267
Republic of France, 3.00%, 5/25/33 (1) 3,300,000 3,628
Republic of France, 3.00%, 5/25/54 (1) 8,118,000 8,303
21,198
Total France (Cost
$43,071
)
40,276
GERMANY 6.9%
Corporate Bonds 1.7%
Allianz, VR, 3.375% (3)(4) 2,300,000 2,463
Daimler Truck International Finance, 1.625%, 4/6/27  400,000 409
E.ON International Finance, 6.25%, 6/3/30 (GBP)  1,865,000 2,525
Fresenius, 1.625%, 10/8/27 (2) 415,000 421
Fresenius, 5.00%, 11/28/29  1,200,000 1,364
Gruenenthal , 3.625%, 11/15/26 (1) 200,000 211
Gruenenthal , 6.75%, 5/15/30 (1) 100,000 114
Gruenenthal , 6.75%, 5/15/30  600,000 684
Hannover Rueck , 1.125%, 4/18/28  400,000 408
Hannover Rueck , VR, 1.125%, 10/9/39 (3) 1,900,000 1,758
Hannover Rueck , VR, 1.75%, 10/8/40 (3) 900,000 843
Knorr- Bremse , 3.25%, 9/21/27 (2) 400,000 430
ProGroup , 5.375%, 4/15/31 (1) 430,000 463
TK Elevator Midco , 4.375%, 7/15/27 (1) 490,000 508
Volkswagen Bank, 4.375%, 5/3/28  400,000 441
Volkswagen Financial Services, 0.375%, 2/12/30  1,625,000 1,460
Volkswagen International Finance, Series 10Y, 1.875%, 3/30/27  200,000 205
Volkswagen Leasing, 1.50%, 6/19/26  1,630,000 1,677
16,384
Government Bonds 5.2%
Bundesobligation , Series 184, 0.00%, 10/9/26  12,654,000 12,792
Bundesrepublik Deutschland Bundesanleihe , 0.00%, 2/15/30  16,037,000 15,190
Bundesrepublik Deutschland Bundesanleihe , 4.75%, 7/4/40  2,987,000 4,201
Deutsche Bundesrepublik , Inflation-Indexed, 0.50%, 4/15/30  14,670,207 16,044
KfW , 4.70%, 6/2/37 (CAD)  924,000 704
48,931
Total Germany (Cost
$64,776
)
65,315
GREECE 0.4%
Government Bonds 0.4%
Hellenic Republic, 0.75%, 6/18/31 (1) 3,809,000 3,492
Total Greece (Cost
$4,586
)
3,492

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
HUNGARY 1.6%
Corporate Bonds 0.1%
OTP Bank, VR, 7.35%, 3/4/26 (EUR) (3) 910,000 1,004
1,004
Government Bonds 1.5%
Magyar Export-Import Bank, 6.00%, 5/16/29 (EUR)  670,000 765
Republic of Hungary, 5.00%, 2/22/27 (EUR)  1,557,000 1,735
Republic of Hungary, Series 33/A, 2.25%, 4/20/33  6,130,440,000 11,872
14,372
Total Hungary (Cost
$17,501
)
15,376
ICELAND 0.6%
Corporate Bonds 0.2%
Landsbankinn , 0.375%, 5/23/25 (EUR)  1,675,000 1,726
1,726
Government Bonds 0.4%
Republic of Iceland, 0.00%, 4/15/28 (EUR)  2,249,000 2,134
Republic of Iceland, 3.50%, 3/21/34 (EUR)  1,283,000 1,406
3,540
Total Iceland (Cost
$5,985
)
5,266
INDIA 1.4%
Corporate Bonds 0.2%
ABJA Investment, 5.95%, 7/31/24 (USD)  1,200,000 1,198
State Bank of India, 4.875%, 5/5/28 (USD)  825,000 818
2,016
Government Bonds 1.2%
Republic of India, 6.54%, 1/17/32  338,480,000 3,937
Republic of India, 7.26%, 8/22/32  602,040,000 7,295
11,232
Total India (Cost
$13,207
)
13,248
INDONESIA 2.8%
Corporate Bonds 0.0%
Minejesa Capital, 5.625%, 8/10/37 (USD)  400,000 364
364

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 2.8%
Republic of Indonesia, 3.75%, 6/14/28 (EUR)  6,942,000 7,530
Republic of Indonesia, Series FR86, 5.50%, 4/15/26  73,160,000,000 4,544
Republic of Indonesia, Series FR91, 6.375%, 4/15/32  11,860,000,000 735
Republic of Indonesia, Series FR95, 6.375%, 8/15/28  69,495,000,000 4,361
Republic of Indonesia, Series FR96, 7.00%, 2/15/33  140,127,000,000 9,033
26,203
Total Indonesia (Cost
$27,491
)
26,567
IRELAND 0.2%
Corporate Bonds 0.1%
Smurfit Kappa Treasury, 1.50%, 9/15/27  420,000 422
422
Government Bonds 0.1%
Republic of Ireland, 1.50%, 5/15/50  522,000 410
Republic of Ireland, 2.00%, 2/18/45  848,000 775
1,185
Total Ireland (Cost
$2,262
)
1,607
ISRAEL 0.4%
Corporate Bonds 0.1%
Bank Hapoalim , VR, 3.255%, 1/21/32 (USD) (1)(3) 1,280,000 1,140
1,140
Government Bonds 0.3%
State of Israel, 1.50%, 1/18/27 (EUR)  3,044,000 3,046
3,046
Total Israel (Cost
$4,568
)
4,186
ITALY 3.9%
Corporate Bonds 0.9%
Aeroporti di Roma, 1.625%, 6/8/27  405,000 416
Autostrade per l'Italia , 1.625%, 1/25/28  425,000 425
Autostrade per l'Italia , 2.00%, 12/4/28  990,000 988
Autostrade per l'Italia , 2.00%, 1/15/30  1,067,000 1,042
CA Auto Bank, 0.50%, 9/13/24  1,000,000 1,062
CA Auto Bank, 4.75%, 1/25/27  380,000 419
Inter Media and Communication, 6.75%, 2/9/27  920,000 970
Intesa Sanpaolo, 1.75%, 7/4/29  1,515,000 1,494
Italgas , 1.625%, 1/19/27  405,000 416

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Lottomatica , FRN, 3M EURIBOR + 4.125%, 8.067%, 6/1/28 (1) 185,000 201
Snam , 0.875%, 10/25/26  1,165,000 1,179
8,612
Government Bonds 3.0%
Italy Buoni Poliennali Del Tesoro, Series 10Y, 4.40%, 5/1/33  14,464,000 16,649
Italy Buoni Poliennali Del Tesoro, Series 50Y, 2.80%, 3/1/67  5,796,000 4,732
Italy Buoni Poliennali Del Tesoro, Series CPI, 1.30%, 5/15/28 (1) 6,096,212 6,625
28,006
Total Italy (Cost
$38,027
)
36,618
IVORY COAST 0.3%
Government Bonds 0.3%
Republic of Ivory Coast, 5.875%, 10/17/31 (EUR)  2,915,000 2,912
Total Ivory Coast (Cost
$2,674
)
2,912
JAPAN 15.4%
Government Bonds 15.4%
Government of Japan, Series 16, 1.30%, 3/20/63  1,695,800,000 9,434
Government of Japan, Series 19, Inflation-Indexed, 0.10%,
9/10/24  1,590,827,000 10,597
Government of Japan, Series 20, Inflation-Indexed, 0.10%,
3/10/25  1,731,660,800 11,616
Government of Japan, Series 26, Inflation-Indexed, 0.005%,
3/10/31  1,265,871,992 8,955
Government of Japan, Series 27, Inflation-Indexed, 0.005%,
3/10/32  768,740,000 5,424
Government of Japan, Series 28, Inflation-Indexed, 0.005%,
3/10/33  296,406,100 2,084
Government of Japan, Series 44, 1.70%, 9/20/44  1,740,150,000 11,953
Government of Japan, Series 73, 0.70%, 12/20/51  53,700,000 277
Government of Japan, Series 74, 1.00%, 3/20/52  1,665,550,000 9,286
Government of Japan, Series 75, 1.30%, 6/20/52  1,516,250,000 9,099
Government of Japan, Series 76, 1.40%, 9/20/52  1,860,800,000 11,429
Government of Japan, Series 338, 0.40%, 3/20/25  2,089,800,000 13,853
Government of Japan Treasury Bills, Series 1205, (0.121)%,
7/10/24  663,000,000 4,379
Government of Japan Treasury Bills, Series 1211, (0.085)%,
8/13/24  3,529,900,000 23,315
Government of Japan Treasury Bills, Series 1221, (0.065)%,
7/1/24  2,079,500,000 13,739
Total Japan (Cost
$170,787
)
145,440

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
KUWAIT 0.1%
Corporate Bonds 0.1%
MEGlobal , 2.625%, 4/28/28 (USD) (1) 1,485,000 1,326
Total Kuwait (Cost
$1,488
)
1,326
LATVIA 1.5%
Government Bonds 1.5%
Republic of Latvia, 0.375%, 10/7/26 (EUR)  11,633,000 11,735
Republic of Latvia, 3.875%, 5/22/29 (EUR)  2,070,000 2,292
Total Latvia (Cost
$15,449
)
14,027
LITHUANIA 0.9%
Corporate Bonds 0.0%
PLT VII Finance, 4.625%, 1/5/26 (1) 200,000 216
216
Government Bonds 0.9%
Republic of Lithuania, 3.50%, 2/13/34  2,430,000 2,608
Republic of Lithuania, 3.875%, 6/14/33  5,040,000 5,616
8,224
Total Lithuania (Cost
$8,160
)
8,440
LUXEMBOURG 0.5%
Corporate Bonds 0.5%
Albion Financing 1, 5.25%, 10/15/26  600,000 652
Altice Financing, 4.25%, 8/15/29 (1) 365,000 320
Blackstone Property Partners Europe Holdings, 1.75%, 3/12/29  1,700,000 1,591
Logicor Financing, 0.875%, 1/14/31  1,115,000 955
Logicor Financing, 1.50%, 7/13/26  1,075,000 1,090
Total Luxembourg (Cost
$5,096
)
4,608
MACAO 0.2%
Corporate Bonds 0.2%
Melco Resorts Finance, 4.875%, 6/6/25 (USD)  795,000 776
Sands China, 4.05%, 1/8/26 (USD)  787,000 759
Total Macao (Cost
$1,535
)
1,535

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
MALAYSIA 3.2%
Government Bonds 3.2%
Government of Malaysia, Series 0119, 3.906%, 7/15/26  27,570,000 5,887
Government of Malaysia, Series 0120, 4.065%, 6/15/50  18,478,000 3,833
Government of Malaysia, Series 0123, 4.457%, 3/31/53  6,670,000 1,471
Government of Malaysia, Series 0216, 4.736%, 3/15/46  63,031,000 14,675
Government of Malaysia, Series 0316, 3.90%, 11/30/26  3,990,000 854
Government of Malaysia, Series 0318, 4.642%, 11/7/33  15,499,000 3,478
Total Malaysia (Cost
$31,368
)
30,198
MEXICO 2.5%
Corporate Bonds 0.3%
America Movil , 5.75%, 6/28/30 (GBP)  1,070,000 1,419
BBVA Bancomer , VR, 5.125%, 1/18/33 (USD) (3) 435,000 404
Bimbo Bakeries USA, 6.05%, 1/15/29 (USD) (1) 1,375,000 1,424
3,247
Government Bonds 2.2%
Petroleos Mexicanos , 4.75%, 2/26/29 (EUR)  2,185,000 1,988
Petroleos Mexicanos , 4.875%, 2/21/28 (EUR)  2,700,000 2,571
United Mexican States, Series M, 7.50%, 5/26/33  144,734,000 7,757
United Mexican States, Series M, 8.50%, 5/31/29  21,234,000 1,237
United Mexican States, Series M, 8.50%, 11/18/38  120,387,000 6,734
20,287
Total Mexico (Cost
$22,471
)
23,534
MONTENEGRO 0.2%
Government Bonds 0.2%
Kingdom of Montenegro, 7.25%, 3/12/31 (USD) (1) 2,170,000 2,211
Total Montenegro (Cost
$2,190
)
2,211
MOROCCO 0.2%
Government Bonds 0.2%
Kingdom of Morocco, 1.375%, 3/30/26 (EUR)  1,937,000 1,984
Total Morocco (Cost
$2,018
)
1,984

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
NETHERLANDS 1.1%
Corporate Bonds 1.1%
Boost Newco Borrower, 8.50%, 1/15/31 (GBP) (1) 100,000 136
ING Groep , VR, 0.375%, 9/29/28 (3) 400,000 385
ING Groep , VR, 1.25%, 2/16/27 (3) 1,500,000 1,543
LeasePlan , VR, 7.375% (3)(4) 1,500,000 1,619
Nationale-Nederlanden Bank, 0.375%, 2/26/25  1,000,000 1,045
NN Group, 1.625%, 6/1/27  405,000 415
Sartorius Finance, 4.50%, 9/14/32  1,300,000 1,475
Summer BidCo , 10.00%, 2/15/29, (10.00% Cash or 10.75%
PIK) (1)(5) 100,000 109
TenneT Holding, 2.00%, 6/5/34  2,100,000 2,023
Universal Music Group, 3.00%, 6/30/27  390,000 417
VZ Secured Financing, 3.50%, 1/15/32 (2) 600,000 570
Wolters Kluwer, 1.50%, 3/22/27  410,000 420
Ziggo , 2.875%, 1/15/30  510,000 485
Total Netherlands (Cost
$10,843
)
10,642
NEW ZEALAND 1.1%
Corporate Bonds 0.1%
Chorus, 3.625%, 9/7/29 (EUR)  1,290,000 1,394
1,394
Government Bonds 1.0%
New Zealand Government Bond, Series 0433, 3.50%, 4/14/33  14,136,000 7,788
New Zealand Government Bond, Series 0551, 2.75%, 5/15/51  3,327,000 1,353
9,141
Total New Zealand (Cost
$10,949
)
10,535
NORTH MACEDONIA 0.1%
Government Bonds 0.1%
Republic of North Macedonia, 6.96%, 3/13/27 (EUR) (1) 860,000 973
Total North Macedonia (Cost
$912
)
973
NORWAY 0.2%
Corporate Bonds 0.2%
Avinor , 0.75%, 10/1/30 (EUR)  1,750,000 1,620
Total Norway (Cost
$1,575
)
1,620

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
PERU 0.8%
Corporate Bonds 0.1%
Banco de Credito del Peru, VR, 3.125%, 7/1/30 (USD) (3) 975,000 934
934
Government Bonds 0.7%
Republic of Peru, 5.40%, 8/12/34  30,425,000 7,047
7,047
Total Peru (Cost
$7,890
)
7,981
PHILIPPINES 0.1%
Government Bonds 0.1%
Republic of Philippines, 0.25%, 4/28/25 (EUR)  910,000 942
Total Philippines (Cost
$1,093
)
942
POLAND 0.3%
Corporate Bonds 0.0%
InPost , 2.25%, 7/15/27 (EUR) (1) 365,000 369
369
Government Bonds 0.3%
Republic of Poland, Series 1033, 6.00%, 10/25/33  10,950,000 2,854
2,854
Total Poland (Cost
$3,145
)
3,223
PORTUGAL 0.3%
Corporate Bonds 0.3%
Banco Comercial Portugues , VR, 1.125%, 2/12/27 (3) 1,000,000 1,023
Banco Comercial Portugues , VR, 1.75%, 4/7/28 (3) 600,000 608
Banco Comercial Portugues , VR, 6.888%, 12/7/27 (3) 1,200,000 1,364
Total Portugal (Cost
$2,874
)
2,995
QATAR 0.2%
Corporate Bonds 0.2%
QNB Finance, 2.75%, 2/12/27 (USD)  2,200,000 2,059
Total Qatar (Cost
$2,117
)
2,059

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
ROMANIA 0.3%
Corporate Bonds 0.3%
Banca Transilvania , VR, 8.875%, 4/27/27 (EUR) (3) 1,935,000 2,217
RCS & RDS, 3.25%, 2/5/28 (EUR) (2) 1,100,000 1,108
Total Romania (Cost
$3,188
)
3,325
SAUDI ARABIA 0.1%
Government Bonds 0.1%
Saudi Arabian Oil, 4.25%, 4/16/39 (USD) (2) 1,000,000 877
Total Saudi Arabia (Cost
$929
)
877
SENEGAL 0.2%
Government Bonds 0.2%
Republic of Senegal, 5.375%, 6/8/37 (EUR)  2,910,000 2,290
Total Senegal (Cost
$2,189
)
2,290
SERBIA 1.5%
Corporate Bonds 0.1%
United Group, 4.625%, 8/15/28 (EUR) (1) 650,000 673
673
Government Bonds 1.4%
Republic of Serbia, 1.00%, 9/23/28 (EUR) (1) 4,900,000 4,499
Republic of Serbia, 1.50%, 6/26/29 (EUR) (1) 1,890,000 1,725
Republic of Serbia, 1.50%, 6/26/29 (EUR)  2,060,000 1,880
Republic of Serbia, 1.65%, 3/3/33 (EUR)  2,090,000 1,690
Republic of Serbia, 2.05%, 9/23/36 (EUR) (1) 607,000 460
Republic of Serbia, 2.05%, 9/23/36 (EUR)  925,000 701
Republic of Serbia, 3.125%, 5/15/27 (EUR)  2,250,000 2,337
13,292
Total Serbia (Cost
$16,073
)
13,965
SINGAPORE 1.8%
Government Bonds 1.8%
Government of Singapore, 0.50%, 11/1/25  7,340,000 5,189
Government of Singapore, 1.625%, 7/1/31  8,331,000 5,581
Government of Singapore, 2.375%, 6/1/25  3,960,000 2,892

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government of Singapore, 2.875%, 7/1/29  4,874,000 3,575
Total Singapore (Cost
$16,901
)
17,237
SLOVENIA 0.8%
Government Bonds 0.8%
Republic of Slovenia, Series RS74, 1.50%, 3/25/35 (2) 1,805,000 1,668
Republic of Slovenia, Series RS76, 3.125%, 8/7/45  3,533,000 3,688
Republic of Slovenia, Series RS77, 2.25%, 3/3/32 (2) 900,000 928
Republic of Slovenia, Series RS86, 0.00%, 2/12/31  955,000 849
Total Slovenia (Cost
$8,217
)
7,133
SOUTH AFRICA 0.1%
Corporate Bonds 0.1%
Anglo American Capital, 3.375%, 3/11/29 (GBP)  850,000 989
Total South Africa (Cost
$937
)
989
SOUTH KOREA 0.4%
Corporate Bonds 0.4%
NongHyup Bank, 4.875%, 7/3/28 (USD) (1) 1,940,000 1,934
Shinhan Bank, 4.50%, 4/12/28 (USD) (1) 2,090,000 2,056
Total South Korea (Cost
$4,017
)
3,990
SPAIN 2.8%
Corporate Bonds 1.4%
Banco Bilbao Vizcaya Argentaria, 3.375%, 9/20/27  1,400,000 1,509
Banco Bilbao Vizcaya Argentaria, VR, 5.75%, 9/15/33 (3) 400,000 454
Banco de Sabadell, VR, 0.875%, 6/16/28 (3) 1,100,000 1,083
Banco de Sabadell, VR, 5.00%, 6/7/29 (3) 400,000 452
Banco de Sabadell, VR, 5.125%, 11/10/28 (3) 900,000 1,016
Banco Santander, 1.125%, 1/17/25 (2) 1,000,000 1,056
CaixaBank , 3.75%, 9/7/29  600,000 661
CaixaBank , VR, 0.75%, 5/26/28 (3) 400,000 395
CaixaBank , VR, 6.25%, 2/23/33 (3) 400,000 456
Cellnex Telecom, 1.75%, 10/23/30 (2) 2,200,000 2,110
Cirsa Finance International, 7.875%, 7/31/28 (1) 760,000 866
Inmobiliaria Colonial Socimi , 1.625%, 11/28/25  1,500,000 1,561
Lorca Telecom Bondco , 4.00%, 9/18/27  1,500,000 1,572
13,191

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 1.4%
Kingdom of Spain, 0.00%, 1/31/28  10,972,000 10,640
Kingdom of Spain, 1.90%, 10/31/52 (1) 3,254,000 2,413
13,053
Total Spain (Cost
$25,828
)
26,244
SRI LANKA 0.4%
Government Bonds 0.4%
Republic of Sri Lanka, 11.00%, 6/1/26  171,000,000 568
Republic of Sri Lanka, Series A, 11.40%, 1/15/27  185,000,000 616
Republic of Sri Lanka, Series A, 11.50%, 8/1/26  179,000,000 600
Republic of Sri Lanka, Series A, 20.00%, 9/15/27  235,000,000 957
Republic of Sri Lanka, Treasury Bills, Series 364, 21.75%,
4/5/24  381,000,000 1,267
Total Sri Lanka (Cost
$3,568
)
4,008
SWEDEN 1.3%
Corporate Bonds 0.4%
Autoliv , 4.25%, 3/15/28 (EUR)  375,000 412
Electrolux, 4.50%, 9/29/28 (EUR)  380,000 416
Skandinaviska Enskilda Banken , 0.375%, 6/21/28 (EUR)  450,000 425
Tele2, 0.75%, 3/23/31 (EUR)  610,000 560
Tele2, 2.125%, 5/15/28 (EUR)  405,000 414
Verisure Holding, 3.875%, 7/15/26 (EUR) (1) 260,000 276
Verisure Holding, 9.25%, 10/15/27 (EUR)  600,000 692
3,195
Government Bonds 0.9%
Kingdom of Sweden, Series 1056, 2.25%, 6/1/32  51,940,000 4,821
Kingdom of Sweden, Inflation-Indexed, Series 3111, 0.125%,
6/1/32  45,357,732 3,981
8,802
Total Sweden (Cost
$12,528
)
11,997
SWITZERLAND 0.4%
Corporate Bonds 0.4%
ABB Finance, 3.25%, 1/16/27 (EUR)  380,000 411
ABB Finance, 3.375%, 1/16/31 (EUR)  700,000 765
Holcim Finance Luxembourg, 2.25%, 5/26/28 (EUR)  405,000 418
UBS Group, VR, 2.875%, 4/2/32 (EUR) (3) 1,115,000 1,128

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
UBS Group, VR, 7.75%, 3/1/29 (EUR) (3) 1,200,000 1,476
Total Switzerland (Cost
$3,925
)
4,198
THAILAND 1.9%
Corporate Bonds 0.1%
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (3) 1,340,000 1,196
1,196
Government Bonds 1.8%
Kingdom of Thailand, 2.00%, 12/17/31  295,073,000 7,861
Kingdom of Thailand, 3.45%, 6/17/43  114,750,000 3,347
Kingdom of Thailand, 3.65%, 6/20/31  204,042,000 6,022
17,230
Total Thailand (Cost
$19,876
)
18,426
UNITED KINGDOM 5.6%
Corporate Bonds 3.2%
Barclays, VR, 0.577%, 8/9/29 (EUR) (3) 820,000 769
Barclays, VR, 0.877%, 1/28/28 (EUR) (3) 1,225,000 1,221
Barclays, VR, 5.262%, 1/29/34 (EUR) (3) 460,000 535
Barclays, VR, 6.369%, 1/31/31 (3) 790,000 1,038
Bellis Acquisition, 3.25%, 2/16/26 (1) 450,000 536
Deuce Finco , 5.50%, 6/15/27 (1) 345,000 412
Heathrow Funding, 2.75%, 10/13/29  1,390,000 1,572
HSBC Holdings, VR, 4.752%, 3/10/28 (EUR) (3) 1,830,000 2,032
Jerrold Finco , 5.25%, 1/15/27  600,000 722
Kane Bidco , 5.00%, 2/15/27 (EUR) (2) 1,455,000 1,512
Legal & General Group, VR, 5.375%, 10/27/45 (3) 525,000 658
London Stock Exchange Group, 1.75%, 12/6/27 (EUR)  410,000 420
Marks & Spencer, 6.00%, 6/12/25  450,000 569
Motion Finco , 7.375%, 6/15/30 (EUR) (1) 1,085,000 1,220
National Grid Electricity Distribution East Midlands, 3.53%,
9/20/28 (EUR)  390,000 422
Nationwide Building Society, VR, 2.00%, 7/25/29 (EUR) (3) 950,000 1,015
NatWest Group, VR, 0.67%, 9/14/29 (EUR) (3) 850,000 805
NatWest Group, VR, 0.78%, 2/26/30 (EUR) (3) 365,000 343
NatWest Group, VR, 1.043%, 9/14/32 (EUR) (3) 850,000 820
Next Group, 3.625%, 5/18/28  1,787,000 2,154
Next Group, 4.375%, 10/2/26  540,000 670
Reckitt Benckiser Treasury Services, 3.875%, 9/14/33 (EUR)  865,000 948
Santander U.K. Group Holdings, VR, 0.603%, 9/13/29 (EUR) (3) 1,050,000 989
Santander U.K. Group Holdings, VR, 2.421%, 1/17/29 (3) 530,000 598
Santander U.K. Group Holdings, VR, 3.53%, 8/25/28 (EUR) (3) 800,000 858

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Severn Trent Utilities Finance, 4.625%, 11/30/34  960,000 1,156
Smiths Group, 2.00%, 2/23/27 (EUR)  400,000 413
Standard Chartered, VR, 2.50%, 9/9/30 (EUR) (3) 1,200,000 1,260
Tesco Corporate Treasury Services, 0.875%, 5/29/26 (EUR)  1,000,000 1,019
Tesco Corporate Treasury Services, 2.75%, 4/27/30  950,000 1,067
Vmed O2 U.K. Financing I, 4.50%, 7/15/31 (1) 1,095,000 1,175
Vmed O2 U.K. Financing I, 4.50%, 7/15/31  750,000 805
29,733
Government Bonds 2.4%
United Kingdom Gilt, 0.625%, 7/31/35  3,931,000 3,452
United Kingdom Gilt, 0.625%, 10/22/50  14,398,000 7,583
United Kingdom Gilt, 4.25%, 12/7/46  9,612,792 11,881
22,916
Total United Kingdom (Cost
$55,067
)
52,649
UNITED STATES 5.6%
Corporate Bonds 5.4%
AbbVie, 2.125%, 11/17/28 (EUR) (2) 410,000 422
AbbVie, 2.625%, 11/15/28 (EUR)  995,000 1,046
American Honda Finance, 0.75%, 11/25/26 (GBP)  796,000 910
American Honda Finance, 1.95%, 10/18/24 (EUR)  847,000 905
AT&T, 3.95%, 4/30/31 (EUR)  2,300,000 2,555
Athene Global Funding, 0.832%, 1/8/27 (EUR)  1,045,000 1,039
Bank of America, VR, 1.662%, 4/25/28 (EUR) (3) 410,000 418
Becton Dickinson & Company, 3.02%, 5/24/25 (GBP)  1,018,000 1,250
Becton Dickinson & Company, 3.519%, 2/8/31 (EUR)  583,000 630
Becton Dickinson Euro Finance, 0.334%, 8/13/28 (EUR)  450,000 427
Becton Dickinson Euro Finance, 1.213%, 2/12/36 (EUR)  408,000 340
Berkshire Hathaway Finance, 1.50%, 3/18/30 (EUR)  1,020,000 1,001
Capital One Financial, 1.65%, 6/12/29 (EUR) (2) 2,100,000 2,010
Carrier Global, 4.125%, 5/29/28 (EUR)  380,000 419
Comcast, 0.00%, 9/14/26 (EUR)  1,000,000 993
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR) (1) 464,000 551
Dow Chemical, 0.50%, 3/15/27 (EUR)  430,000 425
Encore Capital Group, 4.875%, 10/15/25 (EUR) (1) 540,000 577
Encore Capital Group, 5.375%, 2/15/26 (GBP) (1)(2) 910,000 1,118
Equitable Financial Life Global Funding, 0.60%, 6/16/28 (EUR)  445,000 425
FedEx, 1.625%, 1/11/27 (EUR)  415,000 426
Fiserv, 1.625%, 7/1/30 (EUR)  100,000 96
Fiserv, 3.00%, 7/1/31 (GBP)  1,000,000 1,114
Fiserv, 4.50%, 5/24/31 (EUR)  1,760,000 1,981
Ford Motor Credit, 4.867%, 8/3/27 (EUR)  1,425,000 1,582
Ford Motor Credit, 5.125%, 2/20/29 (EUR)  650,000 734

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
General Motors Financial, 0.85%, 2/26/26 (EUR)  1,000,000 1,024
Goldman Sachs Group, 1.625%, 7/27/26 (EUR)  1,204,000 1,246
Goldman Sachs Group, VR, 3.625%, 10/29/29 (GBP) (3) 545,000 649
Graphic Packaging International, 2.625%, 2/1/29 (EUR) (1) 625,000 624
Harley-Davidson Financial Services, 5.125%, 4/5/26 (EUR)  1,370,000 1,514
Highland Holdings, 0.318%, 12/15/26 (EUR)  765,000 758
JPMorgan Chase, 1.50%, 10/29/26 (EUR)  1,300,000 1,341
JPMorgan Chase, VR, 1.638%, 5/18/28 (EUR) (3) 415,000 423
Medtronic Global Holdings, 0.375%, 10/15/28 (EUR)  554,000 528
Metropolitan Life Global Funding, 5.00%, 1/10/30 (GBP)  650,000 837
Mondelez International, 0.25%, 3/17/28 (EUR)  1,960,000 1,881
Mondelez International, 1.625%, 3/8/27 (EUR)  405,000 417
Mondelez International Holdings Netherlands, 0.25%, 9/9/29
(EUR) (1) 689,000 635
Morgan Stanley, VR, 0.406%, 10/29/27 (EUR) (3) 1,269,000 1,263
Morgan Stanley, VR, 0.495%, 10/26/29 (EUR) (3) 2,120,000 1,992
Morgan Stanley, VR, 5.148%, 1/25/34 (EUR) (3) 400,000 477
Netflix, 3.625%, 5/15/27 (EUR)  390,000 424
Netflix, 3.875%, 11/15/29 (EUR)  975,000 1,074
Prologis, 2.25%, 6/30/29 (GBP)  1,252,000 1,395
Thermo Fisher Scientific, 0.875%, 10/1/31 (EUR)  955,000 872
Thermo Fisher Scientific, 2.375%, 4/15/32 (EUR)  156,000 158
Thermo Fisher Scientific Finance I, 0.80%, 10/18/30 (EUR)  593,000 551
Upjohn Finance, 1.362%, 6/23/27 (EUR)  420,000 419
Upjohn Finance, 1.908%, 6/23/32 (EUR)  880,000 799
Utah Acquisition, 3.125%, 11/22/28 (EUR)  995,000 1,044
Verizon Communications, 1.30%, 5/18/33 (EUR)  835,000 747
Verizon Communications, 2.625%, 12/1/31 (EUR)  750,000 766
VF, 4.125%, 3/7/26 (EUR)  669,000 713
VF, 4.25%, 3/7/29 (EUR)  695,000 737
Wells Fargo, 1.00%, 2/2/27 (EUR)  420,000 422
Westlake, 1.625%, 7/17/29 (EUR)  1,680,000 1,625
50,749
Municipal Securities 0.2%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (6) 3,679,010 2,126
2,126
Total United States (Cost
$55,196
)
52,875
SHORT-TERM INVESTMENTS 3.1%
Money Market Funds 1.5%
T. Rowe Price Government Reserve Fund, 5.39% (7)(8) 14,647,654 14,648
14,648

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
U.S. Treasury Obligations 1.6%
U.S. Treasury Bills, 5.277%, 4/11/24 (9) 14,600,000 14,579
14,579
Total Short-Term Investments (Cost $29,227) 29,227
SECURITIES LENDING COLLATERAL 1.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.5%
Money Market Funds 1.5%
T. Rowe Price Government Reserve Fund, 5.39% (7)(8) 14,597,449 14,597
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 14,597
Total Securities Lending Collateral (Cost $14,597) 14,597
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
EUR / MXN,
Put, 5/10/24
@ MXN18.25
(EUR) (10) 2 13,154 220
HSBC Bank
USD / JPY,
Call, 5/1/24 @
JPY152.00 (10) 1 9,400 49
Total Options Purchased (Cost $114) 269
Total Investments in Securities 101.1%
(Cost $1,005,585) $ 956,408
Other Assets Less Liabilities (1.1)% (10,032)
Net Assets 100.0% $ 946,376
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$82,483 and represents 8.7% of net assets.
(2) All or a portion of this security is on loan at March 31, 2024.

T. ROWE PRICE International Bond Fund

.
.
.
.
.
.
.
.
.
.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4) Perpetual security with no stated maturity date.
(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(7) Seven-day yield
(8) Affiliated Companies
(9) At March 31, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(10) Non-income producing
1 Day INR
MIBOR One day INR MIBOR (Mumbai interbank offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Offshore China Renminbi
COP Colombian Peso
CZK Czech Koruna
DKK Danish Krone
EGP Egyptian Pound
EUR Euro
FRN Floating Rate Note
GBP British Pound
GBP SONIA Sterling Overnight Index Average
GO General Obligation
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PEN Peruvian New Sol

T. ROWE PRICE International Bond Fund

.
.
.
.
.
.
.
.
.
.
PIK Payment-in-kind
PLN Polish Zloty
RON New Romanian Leu
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TONA Tokyo overnight average rate
TRY Turkish Lira
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE International Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.2)%
OTC Options Written (0.2)%
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
5 Year Interest Rate Swap,
1/14/31 Pay Fixed 2.45%
Annually, Receive Variable
3.851% (6M EURIBOR)
Semi-Annually, 1/12/26 @
2.45%* (EUR) 1 43,700 (838)
Citibank
5 Year Interest Rate
Swap, 1/14/31 Receive
Fixed 2.45% Annually,
Pay Variable 3.851% (6M
EURIBOR) Semi-Annually,
1/12/26 @ 2.45%* (EUR) 1 43,700 (1,169)
Total Options Written (Premiums $(2,265)) $ (2,007)
* Exercise Spread

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Greece 0.0%
Bank of America, Protection
Sold (Relevant Credit: Hellenic Republic,
BBB-*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/24 (USD) * 3,672 25 (22) 47
Bank of America, Protection
Sold (Relevant Credit: Hellenic Republic,
BBB-*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/29 (USD) * 1,700 25 (49) 74
Barclays Bank, Protection Sold (Relevant
Credit: Hellenic Republic, BBB-*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/24 (USD) * 380 1 (1) 2
Barclays Bank, Protection Sold (Relevant
Credit: Hellenic Republic, BBB-*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 (USD) * 2,800 19 (2) 21
Citibank, Protection Sold (Relevant Credit:
Hellenic Republic, BBB-*), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/25
(USD) * 1,356 15 (18) 33
Morgan Stanley, Protection Sold (Relevant
Credit: Hellenic Republic, BBB-*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 (USD) * 833 6 (1) 7
Morgan Stanley, Protection Sold (Relevant
Credit: Hellenic Republic, BBB-*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/25 (USD) * 572 6 (7) 13
Total Greece (100) 197
Total Bilateral Credit Default Swaps, Protection Sold (100) 197
Total Bilateral Swaps (100) 197

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Bought (0.0)%
Canada (0.0)%
Protection Bought (Relevant Credit:
Bombardier), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/28
(USD) 2,550 (268) (103) (165)
Total Canada (165)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (165)
Credit Default Swaps, Protection Sold 0.1%
Foreign/Europe 0.1%
Protection Sold (Relevant Credit: Markit
iTraxx Europe-S40, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/28 17,500 415 329 86
Total Foreign/Europe 86
Greece 0.0%
Protection Sold (Relevant Credit: Hellenic
Republic, BBB-*), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/26
(USD) 1,600 26 17 9
Total Greece 9
Spain 0.0%
Protection Sold (Relevant Credit: Cellnex
Telecom, BBB-*), Receive 5.00%
Quarterly, Pay upon credit default,
12/20/28 753 148 122 26
Total Spain 26
Total Centrally Cleared Credit Default Swaps,
Protection Sold 121
Interest Rate Swaps (0.1)%
China 0.0%
5 Year Interest Rate Swap, Receive Fixed
2.283% Quarterly, Pay Variable 2.000% (7
Day Interbank Repo) Quarterly, 8/18/28 39,900 49 — 49
5 Year Interest Rate Swap, Receive Fixed
2.476% Quarterly, Pay Variable 2.450% (7
Day Interbank Repo) Quarterly, 6/1/28 29,985 69 — 69
5 Year Interest Rate Swap, Receive Fixed
2.562% Quarterly, Pay Variable 2.050% (7
Day Interbank Repo) Quarterly, 5/15/28 6,673 19 — 19

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Receive Fixed
2.568% Quarterly, Pay Variable 2.400% (7
Day Interbank Repo) Quarterly, 5/16/28 22,665 65 — 65
5 Year Interest Rate Swap, Receive Fixed
2.579% Quarterly, Pay Variable 2.050% (7
Day Interbank Repo) Quarterly, 5/15/28 28,915 84 — 84
Total China 286
Foreign/Europe (0.0)%
2 Year Interest Rate Swap, Pay Fixed
2.928% Annually, Receive Variable 3.837%
(6M EURIBOR) Semi-Annually, 2/6/26 80,270 550 — 550
2 Year Interest Rate Swap, Receive Fixed
3.155% Annually, Pay Variable 0.000% (6M
EURIBOR) Semi-Annually, 4/2/26 154,875 4 — 4
5 Year Interest Rate Swap, Receive Fixed
2.793% Annually, Pay Variable 3.912% (6M
EURIBOR) Semi-Annually, 3/5/29 10,600 48 — 48
5 Year Interest Rate Swap, Receive Fixed
2.807% Annually, Pay Variable 3.908% (6M
EURIBOR) Semi-Annually, 3/5/29 21,152 110 2 108
5 Year Interest Rate Swap, Receive Fixed
3.367% Annually, Pay Variable 3.909% (6M
EURIBOR) Semi-Annually, 9/21/28 29,140 1,360 — 1,360
7 Year Interest Rate Swap, Receive Fixed
2.638% Annually, Pay Variable 3.938% (6M
EURIBOR) Semi-Annually, 12/17/29 7,350 (33) — (33)
10 Year Interest Rate Swap, Receive Fixed
0.830% Annually, Pay Variable 3.908% (6M
EURIBOR) Semi-Annually, 3/2/32 11,900 (1,637) — (1,637)
10 Year Interest Rate Swap, Receive Fixed
1.222% Annually, Pay Variable 4.138% (6M
EURIBOR) Semi-Annually, 4/5/32 650 (75) — (75)
10 Year Interest Rate Swap, Receive Fixed
2.698% Annually, Pay Variable 4.026% (6M
EURIBOR) Semi-Annually, 11/30/32 300 — — —
10 Year Interest Rate Swap, Receive Fixed
2.730% Annually, Pay Variable 4.070% (6M
EURIBOR) Semi-Annually, 11/23/32 13,600 83 — 83
30 Year Interest Rate Swap, Pay Fixed
2.427% Annually, Receive Variable 3.912%
(6M EURIBOR) Semi-Annually, 3/5/54 2,150 (44) — (44)
30 Year Interest Rate Swap, Pay Fixed
2.447% Annually, Receive Variable 3.908%
(6M EURIBOR) Semi-Annually, 3/4/54 4,975 (124) 2 (126)

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
30 Year Interest Rate Swap, Pay Fixed
2.953% Annually, Receive Variable 3.909%
(6M EURIBOR) Semi-Annually, 9/22/53 3,060 (466) — (466)
Total Foreign/Europe (228)
India (0.0)%
7 Year Interest Rate Swap, Pay Fixed
6.252% Semi-Annually, Receive Variable
7.900% (1 Day INR MIBOR) Semi-Annually,
3/20/31 338,584 (5) — (5)
Total India (5)
Japan (0.0)%
5 Year Interest Rate Swap, Pay Fixed
0.418% Annually, Receive Variable
(0.020)% (JPY TONA) Annually, 8/10/28 9,725,400 (92) — (92)
Total Japan (92)
Mexico (0.1)%
7 Year Interest Rate Swap, Receive Fixed
5.499% 28 Days, Pay Variable 11.472%
(MXIBTIIE) 28 Days, 5/4/27 100,000 (626) — (626)
Total Mexico (626)
United Kingdom (0.0)%
2 Year Interest Rate Swap, Pay Fixed
4.439% Annually, Receive Variable 5.190%
(GBP SONIA) Annually, 3/27/26 101,050 (69) — (69)
Total United Kingdom (69)
Total Centrally Cleared Interest Rate Swaps (734)
Total Centrally Cleared Swaps (778)
Net payments (receipts) of variation margin to date 668
Variation margin receivable (payable) on centrally cleared swaps $ (110)
* Credit ratings as of March 31, 2024. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $3.

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/3/24 USD 2,580 TWD 79,349 $ 100
Bank of America 4/5/24 IDR 51,437,767 USD 3,303 (60)
Bank of America 4/5/24 KRW 3,010,416 USD 2,273 (38)
Bank of America 4/9/24 TRY 40,937 USD 1,235 13
Bank of America 4/12/24 MXN 17,266 USD 1,008 28
Bank of America 4/19/24 USD 10,742 CAD 14,477 51
Bank of America 5/17/24 USD 2,355 PLN 9,401 3
Bank of America 6/7/24 USD 23,929 MYR 114,117 (58)
Barclays Bank 4/3/24 USD 3,130 TWD 96,252 122
Barclays Bank 4/5/24 KRW 36,646,914 USD 27,908 (693)
Barclays Bank 4/5/24 USD 661 INR 55,090 —
Barclays Bank 4/5/24 USD 29,247 KRW 39,407,904 (18)
Barclays Bank 4/9/24 TRY 40,936 USD 1,253 (5)
Barclays Bank 4/9/24 USD 1,513 TRY 49,568 2
Barclays Bank 4/12/24 ZAR 67,511 USD 3,601 (41)
Barclays Bank 5/24/24 GBP 4,287 USD 5,404 9
Barclays Bank 5/24/24 GBP 5,629 USD 7,182 (75)
Barclays Bank 6/14/24 CNH 632,354 USD 88,398 (1,016)
Barclays Bank 7/5/24 KRW 39,407,904 USD 29,388 (40)
BNP Paribas 4/5/24 USD 2,053 KRW 2,756,956 6
BNP Paribas 4/12/24 CZK 141,725 USD 6,289 (247)
BNP Paribas 4/12/24 USD 3,600 ZAR 67,511 40
BNP Paribas 4/19/24 USD 8,103 EUR 7,441 68
BNP Paribas 4/19/24 USD 661 JPY 98,273 10
BNP Paribas 5/24/24 SEK 123,526 USD 11,936 (369)
BNP Paribas 5/24/24 USD 12,407 EUR 11,392 88
BNP Paribas 6/7/24 USD 6,452 THB 230,316 103
BNP Paribas 6/14/24 USD 3,594 CNH 26,000 1
BNP Paribas 6/14/24 USD 14,146 SGD 18,780 188
Canadian Imperial Bank
of Commerce 4/19/24 CAD 38,721 USD 28,877 (283)
Canadian Imperial Bank
of Commerce 5/24/24 USD 334 EUR 305 4
Citibank 4/5/24 USD 2,711 IDR 42,501,260 32
Citibank 4/5/24 USD 271 INR 22,622 —
Citibank 4/12/24 DKK 23,298 USD 3,432 (60)
Citibank 4/12/24 HUF 2,236,884 USD 6,394 (272)
Citibank 4/12/24 RON 7,061 USD 1,551 (19)
Citibank 4/18/24 ILS 5,956 USD 1,593 28
Citibank 5/24/24 USD 7,132 EUR 6,534 67
Citibank 9/4/24 EGP 83,836 USD 1,841 (150)
Citibank 3/4/25 EGP 15,643 USD 299 (5)
Citibank 3/12/25 EGP 52,386 USD 936 47

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Deutsche Bank 4/5/24 IDR 106,116,790 USD 6,712 $ (22)
Deutsche Bank 4/5/24 USD 687 INR 57,342 —
Deutsche Bank 4/12/24 HUF 882,102 USD 2,483 (68)
Deutsche Bank 4/12/24 USD 2,351 CZK 55,092 3
Deutsche Bank 4/12/24 USD 1,463 HUF 528,864 16
Deutsche Bank 5/17/24 PLN 18,609 USD 4,582 75
Deutsche Bank 5/24/24 GBP 1,938 USD 2,474 (27)
Deutsche Bank 7/5/24 USD 6,694 IDR 106,116,790 26
Goldman Sachs 4/3/24 TWD 294,342 USD 9,245 (48)
Goldman Sachs 4/3/24 USD 3,857 TWD 118,741 146
Goldman Sachs 4/5/24 IDR 37,390,491 USD 2,405 (48)
Goldman Sachs 4/5/24 USD 966 IDR 15,014,400 20
Goldman Sachs 4/5/24 USD 3,211 INR 267,772 1
Goldman Sachs 4/19/24 USD 9,469 CAD 12,684 102
Goldman Sachs 5/24/24 EUR 1,936 USD 2,103 (10)
Goldman Sachs 6/4/24 BRL 34,265 USD 6,838 (49)
Goldman Sachs 6/4/24 USD 3,136 BRL 15,804 5
Goldman Sachs 6/7/24 USD 2,935 THB 104,341 59
Goldman Sachs 7/5/24 USD 9,301 TWD 294,342 54
Goldman Sachs 7/12/24 TRY 66,688 USD 1,849 (24)
HSBC Bank 4/5/24 INR 214,472 USD 2,569 3
HSBC Bank 4/5/24 INR 403,212 USD 4,838 (4)
HSBC Bank 4/5/24 KRW 2,507,530 USD 1,887 (25)
HSBC Bank 4/5/24 USD 1,022 IDR 15,948,905 16
HSBC Bank 4/5/24 USD 2,430 IDR 38,638,112 (5)
HSBC Bank 4/12/24 USD 4,731 CZK 110,208 33
HSBC Bank 4/19/24 CAD 3,219 USD 2,382 (5)
HSBC Bank 4/19/24 JPY 135,710 USD 899 1
HSBC Bank 4/19/24 JPY 918,965 USD 6,254 (163)
HSBC Bank 4/19/24 USD 33,589 JPY 4,978,359 595
HSBC Bank 5/17/24 PLN 9,743 USD 2,468 (30)
HSBC Bank 6/4/24 USD 3,698 BRL 18,461 41
HSBC Bank 7/5/24 USD 4,824 INR 403,212 4
HSBC Bank 7/5/24 USD 2,561 INR 214,472 (3)
JPMorgan Chase 4/5/24 IDR 5,112,900 USD 327 (4)
JPMorgan Chase 4/5/24 USD 2,575 INR 214,858 (1)
JPMorgan Chase 4/19/24 AUD 5,201 USD 3,479 (88)
JPMorgan Chase 4/19/24 CHF 4,133 USD 4,738 (144)
JPMorgan Chase 4/19/24 USD 1,512 JPY 218,353 65
JPMorgan Chase 5/17/24 PLN 3,152 USD 784 5
JPMorgan Chase 5/24/24 USD 7,654 EUR 7,052 29
JPMorgan Chase 6/7/24 USD 108 MYR 512 —
Morgan Stanley 4/5/24 PEN 26,434 USD 6,995 110

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Morgan Stanley 4/5/24 USD 5,234 PEN 19,335 $ 36
Morgan Stanley 4/5/24 USD 5,100 PEN 19,032 (16)
Morgan Stanley 4/12/24 MXN 8,698 USD 505 17
Morgan Stanley 4/19/24 CHF 2,056 USD 2,347 (62)
Morgan Stanley 5/24/24 EUR 1,998 USD 2,184 (23)
Morgan Stanley 5/24/24 USD 3,101 EUR 2,853 16
Morgan Stanley 6/7/24 USD 4,989 COP 19,954,526 (113)
RBC Dominion Securities 4/5/24 IDR 25,120,641 USD 1,606 (22)
RBC Dominion Securities 4/12/24 MXN 47,149 USD 2,725 104
RBC Dominion Securities 4/19/24 CAD 9,837 USD 7,278 (14)
RBC Dominion Securities 5/24/24 GBP 50 USD 64 (1)
Standard Chartered 4/5/24 USD 3,309 PEN 12,172 38
Standard Chartered 4/19/24 USD 6,813 NZD 10,915 292
State Street 4/12/24 MXN 41,810 USD 2,399 110
State Street 4/12/24 USD 6,754 MXN 114,924 (143)
State Street 4/19/24 JPY 8,458,479 USD 59,163 (3,105)
State Street 4/19/24 NOK 16,159 USD 1,550 (61)
State Street 5/24/24 EUR 13,782 USD 14,948 (46)
State Street 5/24/24 USD 384 EUR 351 5
State Street 6/14/24 CNH 45,566 USD 6,291 5
UBS Investment Bank 4/5/24 USD 7,254 IDR 113,075,911 125
UBS Investment Bank 4/12/24 CZK 54,308 USD 2,408 (93)
UBS Investment Bank 4/12/24 HUF 804,648 USD 2,302 (100)
UBS Investment Bank 4/12/24 USD 3,308 CZK 76,349 53
UBS Investment Bank 4/19/24 CHF 3,981 USD 4,632 (207)
UBS Investment Bank 4/19/24 JPY 734,956 USD 5,002 (131)
UBS Investment Bank 4/19/24 USD 2,578 CHF 2,180 155
UBS Investment Bank 4/19/24 USD 8,146 JPY 1,214,644 97
UBS Investment Bank 5/10/24 CLP 4,793,578 USD 5,049 (163)
UBS Investment Bank 5/24/24 EUR 1,417 USD 1,528 4
UBS Investment Bank 5/24/24 USD 1,630 EUR 1,494 14
UBS Investment Bank 5/24/24 USD 14,558 SEK 151,984 326
UBS Investment Bank 6/7/24 USD 1,642 COP 6,563,117 (36)
UBS Investment Bank 6/7/24 USD 2,932 THB 105,040 36
Wells Fargo 4/5/24 PEN 12,053 USD 3,231 8
Wells Fargo 4/5/24 PEN 12,052 USD 3,256 (16)
Wells Fargo 5/10/24 CLP 7,558,761 USD 7,994 (289)
Wells Fargo 6/7/24 USD 1,646 COP 6,629,411 (49)
Wells Fargo 7/5/24 USD 3,252 PEN 12,053 18
Wells Fargo 7/5/24 USD 3,227 PEN 12,053 (8)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (5,037)

T. ROWE PRICE International Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 95 Commonwealth of Australia ten year bond
contracts 6/24 (7,217) $ 3
Long, 67 Commonwealth of Australia three year bond
contracts 6/24 4,668 (1)
Long, 34 Euro BOBL contracts 6/24 4,338 17
Long, 2 Euro BUXL thirty year bond contracts 6/24 293 7
Long, 168 Government of Canada ten year bond
contracts 6/24 14,925 (65)
Short, 8 Government of Japan ten year bond
contracts 6/24 (7,709) (5)
Short, 6 Long Gilt ten year contracts 6/24 (757) (12)
Long, 316 Republic of South Korea ten year bond
contracts 6/24 26,660 (78)
Short, 225 Republic of South Korea three year bond
contracts 6/24 (17,524) 25
Net payments (receipts) of variation margin to date 54
Variation margin receivable (payable) on open futures contracts $ (55)

T. ROWE PRICE International Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.39% $ — $ — $ 253++
Totals $ —# $ — $ 253+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
03/31/24
T. Rowe Price Government
Reserve Fund, 5.39% $ 25,836  ¤  ¤ $ 29,245
Total $ 29,245^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $253 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $29,245.

T. ROWE PRICE International Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Bond Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE International Bond Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other

T. ROWE PRICE International Bond Fund

valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE International Bond Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 912,315 $ — $ 912,315
Short-Term Investments 14,648 14,579 — 29,227
Securities Lending Collateral 14,597 — — 14,597
Options Purchased — 269 — 269
Total Securities 29,245 927,163 — 956,408
Swaps* — 2,657 — 2,657
Forward Currency Exchange
Contracts — 3,878 — 3,878
Futures Contracts* 52 — — 52
Total $ 29,297 $ 933,698 $ — $ 962,995
Liabilities
Options Written $ — $ 2,007 $ — $ 2,007
Swaps* — 3,338 — 3,338
Forward Currency Exchange
Contracts — 8,915 — 8,915
Futures Contracts* 161 — — 161
Total $ 161 $ 14,260 $ — $ 14,421
1
Includes Asset-Backed Securities, Corporate Bonds, Government Bonds and Municipal
Securities.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE International Bond Fund

The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F76-054Q1 03/24